Additional Notes - Equity Investments Narrative (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Adivo GmbH [Line Items]
Fair value before sale		€ 6,700,000
Dividends recognized for investments recognized in profit loss		0	€ 0
Forecast | Novartis
Adivo GmbH [Line Items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	€ 36,000,000
April 2020 Performance Share Unit Program
Adivo GmbH [Line Items]
Gain on disposal recognized in equity		€ 6,300,000	0
Adivo GmbH [Member]
Adivo GmbH [Line Items]
Fair value of Adivo GmbH			€ 0